Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by Nature
Expenses by nature

22    Expenses by nature

	2020	2019	2018
Educational content material	(122,401)	(61,953)	(41,551)
Operations personnel	(24,731)	(12,500)	(11,477)
Inventory reserves	(7,453)	(8,476)	(7,252)
Freight	(16,452)	(14,569)	(7,687)
Depreciation and amortization	(35,007)	(15,311)	(5,869)
Other	(15,086)	(4,449)	(6,909)
Cost of sales	(221,130)	(117,258)	(80,745)

Sales personnel	(167,300)	(87,352)	(49,041)
Depreciation and amortization	(77,343)	(23,573)	(11,939)
Sales & marketing	(24,104)	(31,208)	(17,931)
Customer support	(53,893)	(30,755)	(17,274)
Allowance for doubtful accounts	(34,684)	(17,392)	(9,588)
Real estate rentals	(965)	(1,728)	(1,923)
Other	(13,980)	(7,772)	(5,574)
Selling expenses	(372,269)	(199,780)	(113,270)

Corporate personnel	(74,437)	(53,443)	(39,382)
Third party services	(80,254)	(43,415)	(14,269)
Real estate rents	(1,623)	(2,613)	(3,429)
Travel expenses	(2,233)	(3,439)	(2,891)
Tax expenses	(7,341)	(2,331)	(2,858)
Software licenses	(5,909)	(1,487)	(1,098)
Share-based compensation plan	(69,846)	(66,978)	(60,297)
Depreciation and amortization	(15,105)	(9,430)	(1,786)
Other	(13,810)	(8,302)	(3,744)
General and administrative expenses	(270,558)	(191,438)	(129,754)

Total	(863,957)	(508,476)	(323,769)

The increase in expenses for the year ended December 31, 2020 compared to the same period of the previous year, is mainly due to inclusion of the companies as mentioned in Note 4.

During the year ended December 31, 2020 the companies acquired in 2019 contributed with R$ 115,285 (2019: R$ 28,059) of cost of sales and with R$ 168,374 (2019: R$ 37,738) of expenses. In the same period, the companies acquired in 2020 contributed with R$ 8,004 of cost of sales and with R$ 27,135 of expenses.